Details of Certain Consolidated Balance Sheet Captions (Property, Plant and Equipment, net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			$ 1,318,738	$ 1,263,960
Less: accumulated depreciation	(749,973)		(719,992)	(682,715)
Property, plant and equipment, net	591,805		598,746	581,245
Depreciation expense	44,340	44,373	90,653	90,509	85,585
Land [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			68,685	69,306
Buildings, improvements, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			583,028	564,986
Machinery, equipment, capital leases and construction in progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			$ 667,025	$ 629,668